Net (loss) earnings per share	12 Months Ended
Dec. 31, 2023
Disclosure of earnings per share [Abstract]
Net (loss) earnings per share [Text Block]

22. Net (loss) earnings per share

	2023	2022
	$	$

Net (loss) earnings from continuing operations attributable to Osisko Gold Royalties Ltd's shareholders	(48,343)	85,285

Net loss attributable to Osisko Gold Royalties Ltd's shareholders	(48,343)	(118,754)

Basic weighted average number of common shares outstanding (in thousands)	185,226	180,398
Dilutive effect of share options	-	255

Diluted weighted average number of common shares	185,226	180,653

Net (loss) earnings per share from continuing operations
Basic and diluted	(0.26)	0.47

Net loss per share
Basic and diluted	(0.26)	(0.66)

As a result of the consolidated net loss for the year ended December 31, 2023, all potentially dilutive common shares are deemed to be antidilutive for the period and thus diluted net loss per share is equal to the basic net loss per share.

For the year ended December 31, 2022, 0.9 million share options and the 13.1 million common shares underlying the convertible debentures (which were repaid on December 31, 2022) were excluded from the computation of diluted earnings per share as their effect was anti-dilutive.